Commitments and contingencies - Summary of undiscounted lease commitments (Details)	May 31, 2026 USD ($)
2026
Commitments
Undiscounted lease commitments	$ 30,000
2027
Commitments
Undiscounted lease commitments	120,600
2028
Commitments
Undiscounted lease commitments	123,012
2029 and thereafter
Commitments
Undiscounted lease commitments	$ 350,868